SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

September 1, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”)
File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Accompanying this letter for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) thereunder; (ii) the Investment Company Act of 1940, as amended (the “1940 Act”); and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 27 (amendment No. 28 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes: (i) an Initial Class Prospectus with respect to two proposed funds of the Trust:  SC Ibbotson Tactical Opportunities Fund and SC BlackRock International Index Fund, as well as two existing funds of the Trust:  SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, formerly SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively; (ii) a Service Class Prospectus with respect to each of these funds other than SC Ibbotson Tactical Opportunities Fund (which will offer only Initial Class shares); and (iii) a combined Statement of Additional Information for all four of these funds.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for purposes of: (i) reflecting the change in investment goal, investment strategy and subadviser for each of SC BlackRock Large Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund) and SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Main Street Small Cap Fund); and (ii) establishing the two new funds: SC BlackRock International Index Fund and SC Ibbotson Tactical Opportunities Fund.  The SC Tactical Opportunities Fund will invest substantially all of its assets in exchange traded funds. Unlike the other three funds included in the Amendment, and the other funds of the Trust, it is not currently intended that the SC Ibbotson Tactical Allocation Fund will be made available as a direct investment option under variable contracts issued by insurance company separate accounts maintained by insurance companies.  Instead, it is currently intended that its shares will be offered solely to the three SC Ibbotson Funds that are series of the Trust and offered by means of a separate prospectus and statement of additional information.

The Amendment is intended to become effective on November 15, 2010.  Prior to the effective date, the Trust intends to file an amendment pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) adding unaudited financial statements as of June 30, 2010 as to the two existing funds in order to comply with Regulation S-X Rule 3-18; (ii) including the consent of the trust’s auditors to incorporation of their prior report on the two existing funds’ audited financial statements for periods ending December 31, 2009; and (iii) including an opinion and consent of Trust counsel as to shares being registered by means of the Amendment.  If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, each of Dechert LLP, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy, Esq.

Maura A. Murphy, Esq.

Enclosures

cc:           Ms. Rebecca Marquigny, Esq. (Division of Investment Management)